Reinhart Mid Cap PMV Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communication Services - 5.4%
Interpublic Group of Companies	76,145	$2,390,953
Live Nation Entertainment(a)	44,805	4,345,189
		6,736,142

Consumer Discretionary - 9.4%
Allison Transmission Holdings	32,830	2,473,084
Leslie's(a)	350,130	2,766,027
LKQ	54,660	2,858,171
TransUnion	45,870	3,560,888
		11,658,170

Consumer Staples - 2.4%
BJ's Wholesale Club Holdings(a)	41,440	3,026,778

Energy - 1.8%
Baker Hughes, Class A	77,035	2,279,466

Financials - 25.7%(b)
Affiliated Managers Group	23,730	3,709,235
American Financial Group	21,820	2,785,759
BOK Financial	33,341	2,834,318
Fidelity National Information Services	54,810	3,792,303
Global Payments	27,335	3,545,350
Intercontinental Exchange	21,785	3,015,480
Loews	25,765	1,935,724
M&T Bank	21,075	2,945,021
Northern Trust	25,705	2,111,152
Progressive	9,985	1,892,757
White Mountains Insurance Group	1,818	3,209,570
		31,776,669

Health Care - 11.3%
Charles River Laboratories International(a)	16,165	4,108,981
Encompass Health	48,042	3,574,325
Lantheus Holdings(a)	63,425	4,146,727
Zimmer Biomet Holdings	17,170	2,135,261
		13,965,294

Industrials - 10.6%
Insperity	35,760	3,640,010
Sensata Technologies Holding	68,680	2,363,966
Snap-on	7,475	2,060,559
Stanley Black & Decker	17,300	1,544,717
U-Haul Holding, Series N	54,740	3,479,822
		13,089,074

Information Technology - 8.8%
Cognizant Technology Solutions - Class A	33,735	2,665,740
Fidelity National Financial	72,775	3,680,960
SS&C Technologies Holdings	70,305	4,482,646
		10,829,346

Materials - 8.3%
Avantor(a)	136,230	3,356,707
Eagle Materials	10,200	2,586,210
FMC	30,460	1,717,639
Sealed Air	73,555	2,564,863
		10,225,419

Real Estate - 9.7%
Americold Realty Trust - REIT	115,970	2,934,041
Camden Property Trust - REIT	29,295	2,767,792
Rexford Industrial Realty - REIT	40,525	2,061,912
Ventas - REIT	47,020	1,988,476
Weyerhaeuser - REIT	66,230	2,276,987
		12,029,208

Utilities - 2.0%
Xcel Energy, Inc.	46,665	2,458,779
TOTAL COMMON STOCKS (Cost $95,452,669)		118,074,345

SHORT-TERM INVESTMENTS - 4.7%
Money Market Funds - 4.7%	Shares
First American Treasury Obligations Fund - Class X, 5.23%(c)	5,756,957	5,756,957
TOTAL SHORT-TERM INVESTMENTS (Cost $5,756,957)		5,756,957

TOTAL INVESTMENTS - 100.1% (Cost $101,209,626)		$123,831,302
Liabilities in Excess of Other Assets - (0.1)%		(94,081)
TOTAL NET ASSETS - 100.0%		$123,737,221

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.
REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2024:

Reinhart Mid Cap PMV Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$118,074,345	$–	$–	$118,074,345
Short-Term Investment	5,756,957	–	–	5,756,957
Total Investments	$123,831,302	$–	$–	$123,831,302

Refer to the Schedule of Investments for industry classifications.